Fair Value Measurement - Summary of Level within Fair Value Hierarchy, Plan's Assets at Fair Value (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 21,419,952	$ 17,956,566
Unity Bancorp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,915,875	1,672,817
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,583,459	6,023,064
Common Collective Trusts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	4,697,346	3,841,627
Pooled Separate Accounts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,223,272	6,419,058
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	9,499,334	7,695,881
Level 1 | Unity Bancorp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,915,875	1,672,817
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	7,583,459	6,023,064
Level 1 | Common Collective Trusts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Pooled Separate Accounts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Unity Bancorp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Common Collective Trusts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Pooled Separate Accounts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Unity Bancorp, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Common Collective Trusts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Pooled Separate Accounts, at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0